SCHEDULE OF COMPONENTS DEFERRED INCOME TAXES (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Operating Loss Carryforward	$ 3,815,336	$ 3,379,542
Valuation allowance	(3,815,336)	(3,379,542)
Net deferred tax asset
Net deferred tax liability